Segment information	12 Months Ended
Dec. 31, 2021
Segment information
Segment information

5. Segment information

We operate in one segment, which is developing and commercializing medicines with novel modes of action. Operating segments are identified as components of an entity about which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. The chief operating decision maker made such decisions and assessed performance at the company level, as one segment.

GEOGRAPHICAL INFORMATION

In 2019, 2020 and 2021, our continuing operations were mainly located in Belgium, France, the Netherlands, Germany, Italy, Spain, Switzerland and United Kingdom.

Following table summarizes the collaboration revenues by destination of customer:

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
United States of America	€467,978	€472,445	€793,873
Europe	2,114	5,605	41,028
Total collaboration revenues	€470,093	€478,051	€834,901

Following table summarizes the collaboration revenues by major customers:

	Year ended December 31,
	2021		2020			2019
	(Euro, in thousands)%		(Euro, in thousands)%			(Euro, in thousands)%
Gilead:
United States of America (1)	€467,978	100%	€472,445	99%		€793,873	95%
Europe (1)	2,071	0%	1,460	0%		(4,570)	(1)%
AbbVie:
Europe	—	0%	(52)	0%		26,356	3%
Novartis:
Europe	—	0%	4,125	1%		19,177	2%
Total revenues from major customers	€470,049	100%	€477,978	100%	€	€834,836	100%
(1)	Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019, included a negative catch-up effect on closing date of €245.9 million resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

As of December 31, 2021, we held €197.6 million of non-current assets (€170.9 million in 2020; €91.0 million in 2019) distributed as follows:

	December 31,
	2021	2020	2019(*)

	(Euro, in thousands)
Belgium	€98,295	€113,524	€57,007
France	21,051	18,398	18,102
The Netherlands	66,621	28,210	7,951
Croatia	—	—	6,182
Switzerland	7,181	7,668	1,057
Spain	3,029	2,755	—
Other	1,438	388	681
Total non-current assets	€197,615	€170,943	€90,979

(*) In accordance with IFRS 8 we only present the total of the property, plant and equipment and intangible assets in this disclosure note. This is a change in presentation compared to the amounts that were published in the disclosure note for the year ended December 31, 2019. We elected to adjust the historical consolidated financial information presented in this disclosure note to reflect this change in presentation.

As the net assets associated with Fidelta d.o.o. (Croatia) will be recovered principally through a sale transaction rather than through continuing use, we have classified these assets and the associated liabilities as held for sale in our financial statements for the year ended December 31, 2020.